Warrants - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended				6 Months Ended			6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jan. 31, 2013	Jun. 30, 2014 2014 Private Placement [Member]	Jun. 19, 2014 2014 Private Placement [Member]	Jun. 30, 2014 Fields Texas	Jun. 30, 2014 Fields Texas Advisory Services [Member]	Jun. 30, 2014 Fields Texas 2014 Private Placement [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]
Class of Warrant or Right [Line Items]
Original Issue Strike Price, Warrants Issued						$ 3.77
Original Issue Strike Price, Warrants, Beginning						$ 9.05
Warrants, issued			200,000	5,475,000	155,870		511,465	8,130,813
Estimated fair value of underlying common stock		$ 6.62
Risk-free interest rate									1.43%	1.71%
Fair Value Assumptions Volatility Rate		38.00%
Traded price stock with marketability discount	25.00%	25.00%